Fair Values Of Assets And Liabilities (Assets And Liabilities Measured At Fair Value On Recurring Basis) (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013		Dec. 31, 2012
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Fair Value Assets And Liabilities Measured On Recurring Basis	$ (6,373)		$ (169)
Interest Rate Swap [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Fair Value Assets And Liabilities Measured On Recurring Basis	0	[1]	(155)	[1]
Currency forward contracts [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Fair Value Assets And Liabilities Measured On Recurring Basis	0	[2]	(14)	[2]
Warrants [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Fair Value Assets And Liabilities Measured On Recurring Basis	(6,373)	[3]
Level 1 Quoted Prices in Active Markets for Identical Assets [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Fair Value Assets And Liabilities Measured On Recurring Basis	0		0
Level 1 Quoted Prices in Active Markets for Identical Assets [Member] | Interest Rate Swap [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Fair Value Assets And Liabilities Measured On Recurring Basis	0	[1]	0	[1]
Level 1 Quoted Prices in Active Markets for Identical Assets [Member] | Currency forward contracts [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Fair Value Assets And Liabilities Measured On Recurring Basis	0	[2]	0	[2]
Level 1 Quoted Prices in Active Markets for Identical Assets [Member] | Warrants [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Fair Value Assets And Liabilities Measured On Recurring Basis	0	[3]
Level 2 Significant Other Observable Inputs [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Fair Value Assets And Liabilities Measured On Recurring Basis	0		(169)
Level 2 Significant Other Observable Inputs [Member] | Interest Rate Swap [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Fair Value Assets And Liabilities Measured On Recurring Basis	0	[1]	(155)	[1]
Level 2 Significant Other Observable Inputs [Member] | Currency forward contracts [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Fair Value Assets And Liabilities Measured On Recurring Basis	0	[2]	(14)	[2]
Level 2 Significant Other Observable Inputs [Member] | Warrants [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Fair Value Assets And Liabilities Measured On Recurring Basis	0	[3]
Level 3 Significant Unobservable Inputs [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Fair Value Assets And Liabilities Measured On Recurring Basis	(6,373)		0
Level 3 Significant Unobservable Inputs [Member] | Interest Rate Swap [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Fair Value Assets And Liabilities Measured On Recurring Basis	0	[1]	0	[1]
Level 3 Significant Unobservable Inputs [Member] | Currency forward contracts [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Fair Value Assets And Liabilities Measured On Recurring Basis	0	[2]	0	[2]
Level 3 Significant Unobservable Inputs [Member] | Warrants [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Fair Value Assets And Liabilities Measured On Recurring Basis	$ (6,373)	[3]

[1]	The fair values of the swaps are determined by discounting the estimated cash flows to be received and paid due to the swaps over the swap’s contractual lives using an estimated risk-free interest rate for each swap settlement date (an income approach).
[2]	The fair value of these contracts is determined by multiplying the notional amount of the contract by the difference between (a) the U.S. dollar amount due on the contract at maturity and (b) the foreign exchange rate as of the date the contract is valued (the balance sheet date). Because the contracts typically have a short duration, the value is not discounted using a present value technique (an income approach).
[3]	The Company has classified its warrants liability which could be potentially settled in cash within Level 3 because the fair values are determined using significant unobservable inputs into the Black-Scholes pricing model.